Loss per Share, Basic and Diluted (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: [Abstract]
Net loss	$ (11,194)	$ (2,715)	$ (44,724)	$ (12,714)	$ (17,027)	$ (22,803)	$ (18,231)
Denominator: [Abstract]
Weighted-average common shares outstanding, basic (in shares)	158,316,000	99,948,000	154,303,000	99,876,000	100,022,546	99,272,157	97,951,673
Weighted-average common shares outstanding, diluted (in shares)	158,316,000	99,948,000	154,303,000	99,876,000	100,022,546	99,272,157	97,951,673
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.07)	$ (0.03)	$ (0.29)	$ (0.13)	$ (0.17)	$ (0.23)	$ (0.19)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.07)	$ (0.03)	$ (0.29)	$ (0.13)	$ (0.17)	$ (0.23)	$ (0.19)